Reconciliation of liabilities from financing activities (Detail) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	₨ 9,928,947	₨ 6,755,190
Proceeds	3,378,236	2,832,133
Repayment	(2,699,072)	(2,555,830)
Movement in short term borrowings	1,048,901	993,101
Cash flow	11,657,012	1,269,404
IFRS 16 adjustments		1,871,111
Foreign exchange movement	(13,293)	42,587
Fair value changes	(31,841)	(9,345)
Balance Ending	11,611,878	9,928,947
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	8,102,736	6,658,311
Proceeds	2,739,038	2,832,133
Repayment	(2,477,905)	(2,336,301)
Movement in short term borrowings	1,048,901	993,101
Cash flow	9,412,770	1,488,933
IFRS 16 adjustments		(77,750)
Foreign exchange movement	(11,700)	42,587
Fair value changes	8,159	(9,345)
Balance Ending	9,409,229	8,102,736
Lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	1,826,211	96,879
Proceeds	639,198
Repayment	(221,167)	(219,529)
Cash flow	2,244,242	(219,529)
IFRS 16 adjustments		1,948,861
Foreign exchange movement	(1,593)
Fair value changes	(40,000)
Balance Ending	₨ 2,202,649	₨ 1,826,211